CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 65,573	$ 9,548	¥ 47,079	¥ 143,284
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation (gain) loss on previously held equity interest			2	(8,759)
(Gain) Loss on disposals of equity method investees	72	11	32	(644)
(Gain) Loss related to equity securities and other investments	14,911	2,171	20,479	(57,930)
Change in fair value of other assets and liabilities	(1,522)	(222)	1,478	250
Gain on disposals of subsidiaries	(14)	(2)	(1,163)	(383)
Depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	27,799	4,047	27,808	26,389
Amortization of intangible assets and licensed copyrights	19,139	2,787	20,257	21,520
Share-based compensation expense	30,831	4,489	23,971	50,120
Equity-settled donation expense	511	75
Impairment of equity securities and other investments	13,327	1,941	8,922	7,481
Impairment of goodwill, intangible assets and licensed copyrights	6,658	970	25,886	1,688
Loss (Gain) on disposals of property and equipment	(163)	(24)	132	75
Share of results of equity method investees	8,063	1,174	(14,344)	(6,984)
Deferred income taxes	(1,717)	(250)	(1,369)	3,236
Allowance for doubtful accounts	2,802	408	1,739	1,935
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights	8,605	1,253	(32,496)	(43,611)
Income tax payable	(9,214)	(1,342)	(3,526)	4,026
Accrued expenses, accounts payable and other liabilities	11,159	1,625	13,327	74,554
Merchant deposits	(1,450)	(211)	(270)	1,377
Deferred revenue and customer advances	4,382	638	4,815	14,162
Net cash provided by operating activities	199,752	29,086	142,759	231,786
Cash flows from investing activities:
Increase in short-term investments, net	(61,086)	(8,895)	(106,984)	(114,826)
Increase in other treasury investment, net	(40,794)	(5,940)
Settlement of forward exchange contracts, net	1,282	187	(448)	(803)
Acquisitions of equity securities and other investments and other assets	(17,818)	(2,595)	(39,378)	(57,514)
Disposals of equity securities and other investments, and other assets	21,738	3,165	14,543	7,280
Acquisitions of equity method investees	(4,552)	(663)	(9,383)	(18,661)
Disposals and distributions of equity method investees	1,001	146	936	2,538
Disposals of intellectual property rights and assets				369
Acquisitions of:
Land use rights, property and equipment	(34,330)	(4,999)	(53,309)	(41,450)
Intangible assets	(22)	(3)	(15)	(1,735)
Disposals of property and equipment	644	94
Cash paid for business combinations, net of cash acquired	(1,204)	(175)	(4,087)	(19,137)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(5)	(1)	(11)	(126)
Loans to employees, net of repayments	(360)	(52)	(456)	(129)
Net cash used in investing activities	(135,506)	(19,731)	(198,592)	(244,194)
Cash flows from financing activities:
Issuance of ordinary shares	11	2	109	175
Repurchase of ordinary shares	(74,746)	(10,884)	(61,225)	(773)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(2,511)	(366)	(7,406)	(11,218)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(489)	(71)	(881)	(471)
Contingent consideration payments made after a business combination	(144)	(21)
Capital injection from noncontrolling interests	918	133	12,240	11,020
Proceeds from bank borrowings and other borrowings, net of upfront fee payment for a syndicated loan	22,790	3,319	9,427	6,402
Repayment of bank borrowings	(11,448)	(1,667)	(7,128)	(7,061)
Proceeds from unsecured senior notes, net of debt issuance cost				32,008
Repayment of unsecured senior notes			(9,585)
Net cash provided by (used in) financing activities	(65,619)	(9,555)	(64,449)	30,082
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	3,530	514	(8,834)	(7,187)
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	2,157	314	(129,116)	10,487
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	227,353	33,105	356,469	345,982
Cash and cash equivalents, restricted cash and escrow receivables at end of year	229,510	33,419	227,353	356,469
Supplemental disclosures of cash flow information:
Payment of income tax	26,476		31,733	20,898
Payment of interest	5,637		4,886	4,101
Business combinations:
Cash paid for business combinations	(1,254)		(5,282)	(27,014)
Cash acquired in business combinations	50		1,195	7,877
Cash paid for business combinations, net of cash acquired	¥ (1,204)	$ (175)	¥ (4,087)	¥ (19,137)